Digital Assets, Digital Assets Loaned, and Digital Assets Staked (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2026 CAD ($)	Dec. 31, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Fair value of digital assets	$ 6,100,598		$ 587,744,739	$ 515,586,931
Fair value of loan payable	$ 6,100,598
Credit loss percentage	100.00%		100.00%
Credit loss	$ 5,699,429
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowers annual rates percentage	1.48%	1.24%	1.48%	1.24%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowers annual rates percentage	9.30%	14.93%	9.30%	14.93%
Digital assets loaned [member]
IfrsStatementLineItems [Line Items]
Credit loss percentage	1.00%		1.00%
Debt expense	$ 35,574
Digital assets loaned [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowers annual rates percentage	0.50%	1.98%	0.50%	1.98%
Digital assets loaned [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowers annual rates percentage	16.00%	12.00%	16.00%	12.00%
Counterparty E [member]
IfrsStatementLineItems [Line Items]
Fair value of digital assets		$ 1,492,892
Number of coins on loan	67.9793	67.9793